CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,213,767	$ 170,956	¥ 1,049,999
Accounts receivable, net of allowance of RMB5,407 and RMB5,926 (US$835) as of December 31, 2022 and 2023, respectively	60,832	8,568	79,614
Inventories, net	16,518	2,327	19,127
Amounts due from related parties	¥ 1,810	$ 255	¥ 2,286
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party
Prepayments and other current assets	¥ 89,511	$ 12,607	¥ 102,765
Total current assets	1,382,438	194,713	1,253,791
Non-current assets
Property and equipment, net	6,169	869	9,205
Intangible assets, net	23,245	3,274	24,872
Operating lease right-of-use assets (including amounts related to leases from a related party of RMB 8,621 and nil as of December 31, 2022 and 2023, respectively)	3,648	514	12,782
Long-term investment	26,333	3,709	26,333
Other non-current assets	8,662	1,218	6,416
Total non-current assets	68,057	9,584	79,608
Total assets	1,450,495	204,297	1,333,399
Current liabilities
Accounts payable (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB 23,781 and RMB 21,702 (US$3,057) as of December 31, 2022 and 2023, respectively)	22,139	3,118	24,206
Deferred revenue and customer advances (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB 379,063 and RMB 317,270 (US$44,687) as of December 31, 2022 and 2023, respectively)	318,587	44,872	379,063
Amounts due to related parties (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB 4,820 and RMB 4,046 (US$570) as of December 31, 2022 and 2023, respectively)	¥ 4,428	$ 624	¥ 6,944
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party
Accrued expenses and other current liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB 105,897 and RMB 106,256 (US$14,966) as of December 31, 2022 and 2023, respectively)	¥ 143,677	$ 20,236	¥ 144,717
Current operating lease liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB 4,626 and RMB 1,927 (US$271) as of December 31, 2022 and 2023, respectively; including amounts related to leases from a related party of RMB 4,616 and nil as of December 31, 2022 and 2023, respectively)	1,927	271	6,123
Total current liabilities	490,758	69,121	561,053
Non-current liabilities
Non-current operating lease liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB 2,894 and RMB 1,933 (US$272) as of December 31, 2022 and 2023, respectively)	1,933	272	2,894
Total non-current liabilities	1,933	272	2,894
Total liabilities	492,691	69,393	563,947
Commitments and contingencies
SHAREHOLDERS' EQUITY
Ordinary shares	185	26	185
Additional paid-in capital	1,088,628	153,330	1,079,099
Treasury stock	(16,665)	(2,347)	(7,123)
Statutory reserves	8,164	1,150	7,967
Accumulated other comprehensive income	17,955	2,529	10,497
Accumulated deficit	(140,463)	(19,784)	(321,173)
Total shareholders' equity	957,804	134,904	769,452
Total liabilities and shareholders' equity	1,450,495	204,297	1,333,399
Related Party
Current assets
Amounts due from related parties	1,810	255	2,286
Non-current assets
Operating lease right-of-use assets (including amounts related to leases from a related party of RMB 8,621 and nil as of December 31, 2022 and 2023, respectively)	0		8,621
Current liabilities
Amounts due to related parties (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB 4,820 and RMB 4,046 (US$570) as of December 31, 2022 and 2023, respectively)	4,428	$ 624	6,944
Current operating lease liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB 4,626 and RMB 1,927 (US$271) as of December 31, 2022 and 2023, respectively; including amounts related to leases from a related party of RMB 4,616 and nil as of December 31, 2022 and 2023, respectively)	¥ 0		¥ 4,616